Financing Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014 Y Note	Dec. 31, 2013 Y Note	Dec. 31, 2012	Jun. 30, 2014 Securitized Timeshare Financing Receivables [member]	Jun. 10, 2014 Securitized Timeshare Financing Receivables [member]	Dec. 31, 2013 Securitized Timeshare Financing Receivables [member]	Aug. 31, 2013 Securitized Timeshare Financing Receivables [member]	Jun. 10, 2014 Securitized Timeshare Debt 1.77 Notes [Member]	Jun. 10, 2014 Securitized Timeshare Debt 2.07 Notes [Member]
Schedule of Maturities of Timeshare Financing Receivables [Line Items]
Gross timeshare financing receivables secured under securitized timeshare debt				$ 560	$ 357	$ 234	$ 255
Securitized timeshare debt, face amount							250	304	46
Securitized timeshare debt stated interest rate							2.28%	1.77%	2.07%
Timeshare financing receivables secured under timeshare facility	169	492
Number of timeshare financing receivables outstanding	51,840	53,123
Timeshare financing receivables range of stated interest rates, minimum	0.00%	0.00%
Timeshare financing receivables range of stated interest rates, maximum	20.50%	20.50%
Timeshare financing receivables weighted average stated interest rate	12.16%	11.97%
Timeshare financing receivables weighted average remaining term	7.4	7.5
Nonaccrual timeshare financing receivables	$ 31	$ 32	$ 30